Annual Total Returns (Equity Income Portfolio - Equity Income Portfolio Annuity) (Equity Income Portfolio, Equity Income Portfolio - Equity Income Portfolio)	18 Months Ended
Jun. 30, 2013
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Annual Total Return
2012	13.40%
2011	10.27%
2010	14.71%
2009	16.77%
2008	(30.91%)
2007	4.53%
2006	20.70%
2005	4.14%
2004	13.32%
2003	24.44%